Fair Value of Financial Measurement - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements for the bifurcated derivative					$ 152
Other Noncurrent Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurements for the bifurcated derivative	$ 0		$ 0		$ 152
Interest Expense [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in fair value of the bifurcated derivative	$ 449	$ 30	$ 152	$ 519